ADVANCED SERIES TRUST

AST Advanced Strategies Portfolio

AST International Growth Portfolio

AST Marsico Capital Growth Portfolio

AST BlackRock Value Portfolio

AST AQR Large-Cap Portfolio

AST ClearBridge Dividend Growth Portfolio

AST First Trust Balanced Target Portfolio

AST Goldman Sachs Mid-Cap Growth Portfolio

AST Goldman Sachs Multi-Asset Portfolio

AST Jennison Large-Cap Value Portfolio

AST Lord Abbett Core Fixed Income Portfolio

AST Neuberger Berman Core Bond Portfolio

AST T. Rowe Price Asset Allocation Portfolio

AST Western Asset Core Plus Bond Portfolio

Supplement dated June 28, 2013 to the
Summary Prospectuses and Prospectus of Advanced Series Trust, dated April 29, 2013

PRUDENTIAL SERIES FUND

SP International Growth Portfolio

Global Portfolio

Natural Resources

Small Capitalization Stock Portfolio

Value Portfolio

Supplement dated June 28, 2013 to the

Summary Prospectuses and Prospectus of Prudential Series Fund, each dated May 1, 2013

This supplement should be read in conjunction with your Advanced Series Trust (“AST”) and Prudential Series Fund (“PSF”) prospectuses and summary prospectuses, and should be retained for future reference. The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses.

A.	AST Advanced Strategies Portfolio: New Subadvisory Arrangements.

The Board of Trustees of AST approved replacing Marsico Capital Management, LLC (Marsico) as sole subadviser to the large-cap growth segment of the AST Advanced Strategies Portfolio with Brown Advisory, LLC (Brown Advisory) and Loomis, Sayles & Company, L.P. (Loomis Sayles). This change is effective on June 17, 2013.

To reflect these changes, the AST Prospectus for the AST Advanced Strategies Portfolio and the AST Advanced Strategies Portfolio Summary Prospectus are revised as follows:

I.	All references to Marsico are hereby deleted.

II.	The following information replaces the information relating to Marsico in the table in the “Management of the Portfolio” section of the Summary Section of the Prospectus and the Summary Prospectus for the AST Advanced Strategies Portfolio:

Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Brown Advisory, LLC	Kenneth M. Stuzin, CFA	Partner	June 2013
AST Investment Services, Inc.	Loomis, Sayles & Company, L.P.	Aziz Hamzaogullari	Vice President	June 2013

III.	The following information replaces the information relating to Marsico in the table in the “More Detailed Information on How the Portfolios Invest – AST Advanced Strategies Portfolio” section of the Prospectus:

Investment Category	Investment Sub-Category	Traditional or Non- Traditional	Subadviser or Underlying Trust Portfolio	Approximate Allocation of Portfolio Assets
US Large-Cap Growth	N/A	Traditional	Brown Advisory, LLC	7.95%
US Large-Cap Growth	N/A	Traditional	Loomis, Sayles & Company, L.P.	7.95%

IV.	The section of the Prospectus entitled “More Detailed Information on How the Portfolios Invest – AST Advanced Strategies Portfolio – Description of Traditional Investment Categories and Sub-categories – US Large-Cap Growth (Marsico)” is hereby deleted and replaced with the following:

US Large-Cap Growth (Brown Advisory, LLC). The large-cap growth equity strategy of Brown Advisory, LLC (Brown Advisory) is a concentrated portfolio typically comprising 30-35 securities. The strategy’s investment process is based on fundamental bottom-up research. Brown Advisory seeks to own strong businesses that it believes have the potential to grow their earnings per share over 14% on an annual basis through a full market cycle. Brown Advisory seeks to optimize the portfolio around the upside potential/downside risk of each holding, and allocate capital to those securities with the best risk versus reward profile.

US Large-Cap Growth (Loomis, Sayles & Company, L.P.). Loomis, Sayles & Company, L.P. (Loomis Sayles) employs a growth style of equity management that seeks to emphasize companies with sustainable competitive advantages, secular long-term cash flow growth returns on invested capital above their cost of capital and the ability to manage for profitable growth that can create long-term value for shareholders. Loomis Sayles aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value. Loomis Sayles will consider selling a portfolio investment when it believes the issuer’s investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with its investment methodology, to meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which Loomis Sayles may deem appropriate. Loomis Sayles will typically hold between 30-40 stocks.

V.	The section of the Prospectus entitled “How the Fund is Managed – Investment Subadvisers – Marsico Capital Management, LLC (Marsico)” is hereby deleted and replaced with the following:

Loomis, Sayles & Company, L.P. (Loomis Sayles) Loomis Sayles, a registered investment adviser, is located at One Financial Center, Boston, Massachusetts 02111. Loomis Sayles is owned by Natixis Global Asset Management, L.P. (Natixis US). Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. As of March 31, 2013, Loomis Sayles had approximately $191 billion in assets under management.

VI.	The section of the Prospectus entitled “How the Fund is Managed – Portfolio Managers – AST Advanced Strategies Portfolio – Marsico Segment” is hereby deleted and replaced with the following:

Brown Advisory Segment. Kenneth M. Stuzin, CFA. Mr. Stuzin is a Partner at Brown Advisory and is responsible for managing the Brown Advisory Large-Cap Growth Strategy. Prior to joining Brown Advisory in 1996, he was a Vice President and Portfolio Manager at J.P. Morgan Investment Management in Los Angeles, where he was a U.S. Large-Cap Portfolio Manager. Prior to this position, Mr. Stuzin was a quantitative portfolio strategist in New York, where he advised clients on capital market issues and strategic asset allocation decisions. Mr. Stuzin is a graduate of Columbia University, receiving a B.A. in 1986, followed by an M.B.A. from the University in 1993. Mr. Stuzin was hired to manage Brown Advisory’s U.S. Large-Cap Growth Equity strategy and to build upon and grow the investment process into what it is today.

Loomis Sayles Segment. Aziz Hamzaogullari. Mr. Hamzaogullari is a vice president of Loomis Sayles and portfolio manager of the Loomis Sayles Large Cap Growth and All Cap Growth investment strategies, including the Loomis Sayles Growth Fund and the Natixis Actions U.S. Growth Fund (FCP). Mr. Hamzaogullari joined Loomis Sayles in 2010 from Evergreen Investments where he was the senior portfolio manager of the Evergreen Omega and Large Company Growth funds. He joined Evergreen in 2001, was promoted to director of research in 2003 and portfolio manager in 2006. He was head of Evergreen's Berkeley Street Growth Equity team and was the founder of the research and investment process. Prior to Evergreen, Mr. Hamzaogullari was a senior equity analyst and portfolio manager with Manning & Napier Advisors. He has 19 years of investment industry experience. Mr. Hamzaogullari received a BS from Bilkent University in Turkey, and an MBA from George Washington University.

B. AST International Growth Portfolio: New Subadvisory Arrangements.

The Board of Trustees of AST approved replacing Marsico Capital Management, LLC as a subadviser to the AST International Growth Portfolio with Neuberger Berman Management LLC (Neuberger Berman). This change is effective on June 17, 2013.

To reflect these changes, the AST Prospectus for the AST International Growth Portfolio and the AST International Growth Portfolio Summary Prospectus are revised as follows:

I.	All references to Marsico are hereby deleted.
II.	The following information replaces the information relating to Marsico in the table in the “Management of the Portfolio” section of the Summary Section of the Prospectus and the Summary Prospectus for the AST International Growth Portfolio:

Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Neuberger Berman Management LLC	Benjamin Segal, CFA	Managing Director	June 2013
AST Investment Services, Inc.

III.	The section of the Prospectus entitled “More Detailed Information on How the Portfolios Invest – AST International Growth Portfolio – Principal Investment Policies - Marsico” is hereby deleted and replaced with the following:

Neuberger Berman. In picking stocks, Neuberger Berman looks for what it believes to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. Neuberger Berman also considers the outlooks for various countries and sectors around the world, examining economic, market, social, and political conditions. Neuberger Berman follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

IV.	The section of the Prospectus entitled “How the Fund is Managed – Portfolio Managers – AST International Growth Portfolio – Marsico Segment” is hereby deleted and replaced with the following:

Neuberger Berman Segment. Benjamin Segal, CFA. Mr. Segal, Managing Director, joined Neuberger Berman in 1998. Mr. Segal is a Portfolio Manager for Neuberger Berman’s Institutional and Mutual Fund Global Equity team. Mr. Segal joined the firm from Invesco GT Global, where he was an assistant portfolio manager in global equities. Prior to that, he was a management consultant with Bain & Company. He also served as an investment analyst for both Lehman Brothers Asia and Wardley James Capel. Mr. Segal earned a BA from Jesus College, Cambridge University, an MA from the University of Pennsylvania, and an MBA from the University of Pennsylvania’s Wharton School of Business. Mr. Segal has been awarded the Chartered Financial Analyst designation.

C. AST Marsico Capital Growth Portfolio: New Subadvisory Arrangements and Name Change.

The Board of Trustees of AST approved (i) replacing Marsico as a subadviser to the AST Marsico Capital Growth Portfolio with Loomis Sayles and (ii) changing the name of the AST Marsico Capital Growth Portfolio to the AST Loomis Sayles Large-Cap Growth Portfolio. These changes are effective on or about July 15, 2013.

To reflect these changes, the AST Prospectus for the AST Marsico Capital Growth Portfolio and the AST Marsico Capital Growth Portfolio Summary Prospectus are revised as follows:

I.	All references to Marsico are hereby deleted.

II.	The description of the Principal Investment Strategies in the “Investments, Risks and Performance” section of the Summary Section of the Prospectus and the Summary Prospectus for the AST Marsico Capital Growth Portfolio is hereby deleted and replaced with the following:

The Portfolio invests primarily in the common stocks of large companies that are selected for their growth potential. Large companies are defined as those companies within the market capitalization range of the Russell 1000® Growth Index. The Portfolio will normally hold a core position of between 30 and 40 common stocks. The Portfolio may hold a limited number of additional common stocks at times when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

III.	The following information replaces the information relating to Marsico in the “Management of the Portfolio” section of the Summary Section of the Prospectus and the Summary Prospectus for the AST Marsico Capital Growth Portfolio:

Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Loomis, Sayles & Company, L.P.	Aziz Hamzaogullari	Vice President	July 2013
AST Investment Services, Inc.

IV.	The section of the Prospectus entitled “More Detailed Information on How the Portfolios Invest – AST Marsico Capital Growth Portfolio” is hereby deleted and replaced with the following:

AST Loomis Sayles Large-Cap Growth Portfolio

Investment Objective: capital growth. Income is not an investment objective and any income realized on the Portfolio’s investments, therefore, will be incidental to the Portfolio’s objective.

Principal Investment Policies:

The Portfolio invests primarily in the common stocks of large companies that are selected for their growth potential. Large companies are defined as those companies within the market capitalization range of the Russell 1000® Growth Index. The Portfolio will normally hold a core position of between 30 and 40 common stocks. The Portfolio may hold a limited number of additional common stocks at times when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

Loomis Sayles employs a growth style of equity management that seeks to emphasize companies with sustainable competitive advantages, secular long-term cash flow growth returns on invested capital above their cost of capital and the ability to manage for profitable growth that can create long-term value for shareholders. Loomis Sayles aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value. Loomis Sayles will consider selling a portfolio investment when it believes the issuer’s investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with its investment methodology, to meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which it may deem appropriate. The portfolio typically is comprised of 30-40 stocks.

V.	The section of the Prospectus entitled “How the Fund is Managed – Investment Subadvisers – Marsico Capital Management, LLC (Marsico)” hereby deleted and replaced with the following:

Loomis, Sayles & Company, L.P. (Loomis Sayles) Loomis Sayles, a registered investment adviser, is located at One Financial Center, Boston, Massachusetts 02111. Loomis Sayles is owned by Natixis Global Asset Management, L.P. (Natixis US). Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. As of March 31, 2013, Loomis Sayles had approximately $191 billion in assets under management.

VI.	The section of the Prospectus entitled “How the Fund is Managed – Portfolio Managers – AST Marsico Capital Growth Portfolio” is hereby deleted and replaced with the following:

AST Loomis Sayles Large-Cap Growth Portfolio

Aziz Hamzaogullari. Mr. Hamzaogullari is a vice president of Loomis Sayles and portfolio manager of the Loomis Sayles Large-Cap Growth and All Cap Growth investment strategies, including the Loomis Sayles Growth Fund and the Natixis Actions U.S. Growth Fund (FCP). Mr. Hamzaogullari joined Loomis Sayles in 2010 from Evergreen Investments where he was the senior portfolio manager of the Evergreen Omega and Large Company Growth funds. He joined Evergreen in 2001, was promoted to director of research in 2003 and portfolio manager in 2006. He was head of Evergreen's Berkeley Street Growth Equity team and was the founder of the research and investment process. Prior to Evergreen, Mr. Hamzaogullari was a senior equity analyst and portfolio manager with Manning & Napier Advisors. He has 19 years of investment industry experience. Mr. Hamzaogullari received a BS from Bilkent University in Turkey, and an MBA from George Washington University.

D. AST BlackRock Value Portfolio: New Subadvisory Arrangements and Name Change.

The Board of Trustees of AST approved (i) replacing BlackRock Investment Management, LLC (BlackRock) as a subadviser to the AST BlackRock Value Portfolio with Herndon Capital Management, LLC and (ii) changing the name of the AST BlackRock Value Portfolio to the AST Herndon Large-Cap Value Portfolio. These changes are effective on or about July 15, 2013.

To reflect these changes, the AST Prospectus for the AST BlackRock Value Portfolio and the AST BlackRock Value Summary Prospectus are revised as follows:

I.	All references to BlackRock are hereby deleted.

II.	The description of the Principal Investment Strategies in the “Investments, Risks and Performance” section of the Summary Section of the Prospectus and the Summary Prospectus for the AST BlackRock Value Portfolio is hereby deleted and replaced with the following:

The Portfolio invests, under normal circumstances, at least 80% of the value of its assets in securities issued by large capitalization companies. Large capitalization companies are those included in the Russell 1000® Index. The Portfolio invests primarily in the equity securities of large capitalization companies. Equity securities include common stocks and securities convertible into or exchangeable for common stocks, including warrants and rights. The Portfolio’s subadviser employs an investment strategy designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the Russell 1000® Value Index, but which attempts to outperform the Russell 1000® Value Index through active stock selection. The size of the companies in the Russell 1000® Index will change with market conditions.

III.	The following information replaces the information relating to BlackRock in the in the “Management of the Portfolio” section of the Summary Section of the Prospectus and the Summary Prospectus for the AST BlackRock Value Portfolio:

Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Herndon Capital Management, LLC	Randell A. Cain Jr.	Principal/Portfolio Manager	July 2013
AST Investment Services, Inc.

IV.	The section of the Prospectus entitled “More Detailed Information on How the Portfolios Invest – AST BlackRock Value Portfolio” is hereby deleted and replaced with the following:

AST Herndon Large-Cap Value Portfolio

Investment Objective: maximum growth of capital by investing primarily in the value stocks of larger companies.

Principal Investment Policies:

The Portfolio invests, under normal circumstances, at least 80% of the value of its assets in securities issued by large capitalization companies. Large capitalization companies are those included in the Russell 1000® Index. The Portfolio invests primarily in the equity securities of large capitalization companies. Equity securities include common stocks and securities convertible into or exchangeable for common stocks, including warrants and rights. The Portfolio’s subadviser employs an investment strategy designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the Russell 1000® Value Index, but which attempts to outperform the Russell 1000® Value Index through active stock selection. The size of the companies in the Russell 1000® Index will change with market conditions. Herndon Capital Management, LLC (Herndon Capital) begins with a target universe, the Russell 1000® Index, and screens out securities in a two-step process. First, Herndon Capital identifies value creating opportunities by screening for stocks with 30% or more upside potential based on fundamental analysis. Second, Herndon Capital screens for quality and liquidity. In terms of quality, Herndon Capital screens out stocks that have a Standard & Poor’s quality ranking lower than C. In terms of liquidity, Herndon Capital screens out stocks with market capitalizations of less than $1 billion. Next, Herndon Capital applies traditional fundamental analysis to analyze a company’s profitability, soundness, and growth through an investigation of trends from the balance sheet, income statement, and cash flow statement.

Once Herndon Capital has identified potential value creating opportunities within each sector, it uses the relative number of value creating opportunities to determine sector over- and under-weights. Sectors weights may vary and factors that may influence sector weights include relative valuation, relative performance and targeted sector exposure. Herndon Capital approaches stock selection in a bottom up fashion and applies a similar technique to sector selection by over- or underweighting sectors that it believes have the most attractive opportunities in aggregate.

V.	The following is hereby added to the section of the Prospectus entitled “How the Fund is Managed – Investment Subadvisers”:

Herndon Capital Management, LLC (Herndon Capital) is an institutional investment management firm specializing in large and mid capitalization equity strategies. Founded and registered with the SEC in 2001, the firm is an affiliate of Atlanta Life Financial Group (ALFG), a 108 year old financial services firm. The firm began managing assets in June 2002. As of March 31, 2013, there were $8.95 billion assets under management in its Large Cap Value strategy.

VI.	The section of the Prospectus entitled “How the Fund is Managed – Portfolio Managers – AST BlackRock Value Portfolio” is hereby deleted and replaced with the following:

AST Herndon Large-Cap Value Portfolio

The portfolio manager from Herndon Capital who will be primarily responsible for the day-to-day management of the Portfolio is Randell A. Cain Jr.

Randell A. Cain Jr. is the portfolio manager responsible for managing Herndon Capital’s Large Cap US Value Equity and Mid Cap US Value products. Mr. Cain is also one of the three portfolio managers responsible for managing the Large Cap US Core Equity product. Prior to joining Herndon Capital in June 2002, Mr. Cain spent 5 years at NCM Capital Management, LLC (NCM) managing large cap core equities while also analyzing the financial, basic material, energy, and utility sectors. In addition, from 2000-2002, he managed a $200 million large cap value portfolio at NCM. Mr. Cain’s experience includes equity and fixed income analysis at TradeStreet Investment Associates Inc. (a former subsidiary of Bank of America) and Putnam Investments Investment Management, LLC as well as a one-year fellowship with JP Morgan to gain experience in international investing. Mr. Cain received an MBA from Harvard Business School in 1994, a Bachelor of Industrial Engineering degree from the Georgia Institute of Technology in 1991, and an Interdisciplinary Bachelor of Science degree from Morehouse College in 1991. He also earned the Chartered Financial Analyst designation in 1997.

E. PSF SP International Growth Portfolio: New Subadvisory Arrangements.

The Board of Trustees of PSF approved replacing Marsico Capital Management, LLC (Marsico) with Neuberger Berman Management, LLC (Neuberger Berman) as subadviser to the sleeve of the SP International Growth Portfolio currently managed by Marsico. This change is effective on June 17, 2013.

To reflect these changes, the PSF Prospectus for the SP International Growth Portfolio and the PSF SP International Growth Portfolio Summary Prospectus are revised as follows:

I.	All references to Marsico are hereby deleted.
II.	The following information replaces the information relating to Marsico in the table in the “Management of the Portfolio” section of the Summary Section of the Prospectus and the Summary Prospectus for the SP International Growth Portfolio:

Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Neuberger Berman Management LLC	Benjamin Segal, CFA	Managing Director	June 2013

III.	The section of the Prospectus entitled “More Detailed Information on How the Portfolios Invest – SP International Growth Portfolio – Principal Investment Policies – Marsico Segment” is hereby deleted and replaced with the following:

Neuberger Berman Segment. In picking stocks, Neuberger Berman looks for what it believes to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. Neuberger Berman also considers the outlooks for various countries and sectors around the world, examining economic, market, social, and political conditions. Neuberger Berman follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

This Portfolio is managed by William Blair, Neuberger Berman, and Jennison. As of June 17, 2013, William Blair managed approximately 21% of the Portfolio’s assets, Neuberger Berman managed approximately 30% of the Portfolio’s assets, and Jennison managed approximately 49% of the Portfolio’s assets.

IV.	The following is added to the section “How The Fund is Managed – Investment Subadvisers” section of the PSF Prospectus:

Neuberger Berman Management LLC (Neuberger Berman). With a heritage dating to 1939, Neuberger is a majority employee-controlled company. As of March 31, 2013, Neuberger Berman managed approximately $216 billion in assets. Neuberger Berman’s address is 605 Third Avenue, New York, New York 10158.

V.	The section of the Prospectus entitled “How the Fund is Managed – Investment Subadvisers – Marsico Capital Management, LLC (Marsico)” is hereby deleted and replaced with the following:

Benjamin Segal, CFA. Mr. Segal, Managing Director, joined Neuberger Berman in 1998. Mr. Segal is a Portfolio Manager for Neuberger Berman’s Institutional and Mutual Fund Global Equity team. Mr. Segal joined the firm from Invesco GT Global, where he was an assistant portfolio manager in global equities. Prior to that, he was a management consultant with Bain & Company. He also served as an investment analyst for both Lehman Brothers Asia and Wardley James Capel. Mr. Segal earned a BA from Jesus College, Cambridge University, an MA from the University of Pennsylvania, and an MBA from the University of Pennsylvania’s Wharton School of Business. Mr. Segal has been awarded the Chartered Financial Analyst designation.

F. PSF Global Portfolio: New Subadvisory Arrangements.

The Board of Trustees of PSF approved replacing Marsico with Brown Advisory, LLC (Brown Advisory) as subadviser to the large-cap growth sleeve of the PSF Global Portfolio currently managed by Marsico. This change is effective on June 17, 2013.

To reflect these changes, the Prospectus and Summary Prospectus for the Global Portfolio are revised as follows:

I.	All references to Marsico are hereby deleted.

II.	The following information replaces the information relating to Marsico in the table in the “Management of the Portfolio” section of the Summary Section of the Prospectus and the Summary Prospectus for the Global Portfolio:

Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Brown Advisory, LLC	Kenneth M. Stuzin, CFA	Partner	June 2013

III.	The following information replaces the information relating to Marsico in the table in the “More Detailed Information on How the Portfolios Invest – Global Portfolio” section of the Prospectus:

Subadviser	Approximate Asset Allocation	Primary Georgraphic Focus & Asset Class	Investment Style
Brown Advisory, LLC	25%	U.S. Equity	Growth-Oriented

IV.	Information relating to Marsico in the section of the Prospectus entitled “More Detailed Information on How the Portfolios Invest – Global Portfolio – Principal Investment Policies” is hereby deleted and replaced with the following:

Brown Advisory’s Large-Cap Growth Equity Strategy is a concentrated portfolio typically comprising 30-35 securities. The strategy’s investment process is based on fundamental bottom-up research. Brown Advisory seeks to own strong businesses that it believes have the potential to grow their earnings per share over 14% on an annual basis through a full market cycle. Brown Advisory seeks to optimize the portfolio around the upside potential/downside risk of each holding, and allocate capital to those securities with the best risk versus reward profile. Brown Advisory has a disciplined, repeatable process in place and looks to invest where outcomes are skewed heavily in its favor.

V.	The section of the Prospectus entitled “How the Fund is Managed – Investment Subadvisers – Marsico Capital Management, LLC (Marsico)” is hereby deleted and replaced with the following:

Brown Advisory, LLC (Brown Advisory) is headquartered at 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231. Brown Advisory was founded in 1993 and managed approximately $35.5 billion in assets as of March 31, 2013.

VI.	The section of the Prospectus entitled “How the Fund is Managed – Portfolio Managers – Global Portfolio – Marsico Segment” is hereby deleted and replaced with the following:

Brown Advisory Segment. Kenneth M. Stuzin, CFA. Mr. Stuzin is a Partner at Brown Advisory and is responsible for managing the Brown Advisory Large-Cap Growth Strategy. Prior to joining Brown Advisory in 1996, he was a Vice President and Portfolio Manager at J.P. Morgan Investment Management in Los Angeles, where he was a U.S. Large-Cap Portfolio Manager. Prior to this position, Mr. Stuzin was a quantitative portfolio strategist in New York, where he advised clients on capital market issues and strategic asset allocation decisions. Mr. Stuzin is a graduate of Columbia University, receiving a B.A. in 1986, followed by an M.B.A. from the University in 1993. Mr. Stuzin was hired to manage Brown Advisory’s U.S. Large-Cap Growth Equity strategy and to build upon and grow the investment process into what it is today.

G. AST AQR Large-Cap Portfolio: Revision to Portfolio Fees and Expenses.

The AST Prospectus for the AST AQR Large-Cap Portfolio and the AST AQR Large-Cap Portfolio Summary Prospectus are revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and the Summary Prospectus for the AST AQR Large-Cap Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses[1]	0.83%
Fee Waiver and/or Expense Reimbursement[2]	- 0.17%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.66%

1 The Portfolio commenced operations on April 29, 2013. Estimated other expenses based in part on assumed average daily net assets of approximately $3 billion for the Portfolio for the fiscal period ending December 31, 2013.

2 Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.17% of their investment management fees through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Managers and the Fund’s Board of Trustees.

II.	The following table replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and the Summary Prospectus for the AST AQR Large-Cap Portfolio:

	1 Year	3 Years
AST AQR Large-Cap	$ 67	$ 248

H. AST ClearBridge Dividend Growth Portfolio: Revision to Portfolio Fees and Expenses.

The AST Prospectus for the AST ClearBridge Dividend Portfolio and the AST ClearBridge Dividend Portfolio Summary Prospectus are revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and the Summary Prospectus for the AST ClearBridge Dividend Growth Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.82%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.94%
Fee Waiver and/or Expense Reimbursement[1]	- 0.11%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.83%

1 Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.11% of their investment management fees through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Managers and the Fund’s Board of Trustees.

2 The Portfolio commenced operations on February 25, 2013. Estimated other expenses based in part on assumed average daily net assets of approximately $400 million for the Portfolio for the fiscal period ending December 31, 2013.

II.	The following table replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and the Summary Prospectus for the AST ClearBridge Dividend Growth Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST ClearBridge Dividend Growth	$ 85	$ 289	$ 509	$ 1,145

I.	AST First Trust Balanced Target Portfolio: Revision to Portfolio Fees and Expenses.

The AST Prospectus for the AST First Trust Balanced Target Portfolio and the AST First Trust Balanced Target Portfolio Summary Prospectus are revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and the Summary Prospectus for the AST First Trust Balanced Target Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.81%*
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.93%
Fee Waiver and/or Expense Reimbursement[1]	- 0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.85%

1 Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.08% of their investment management fees through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Managers and the Fund’s Board of Trustees.

* Management fees shown in the table above are based on a reduced contractual management fee rate for the Portfolio which became effective on February 25, 2013.

II.	The following table replaces the “EXAMPLE” table relating in the “PORTFOLIO FEES AND EXPENSES SECTION” section of the Summary Section of the Prospectus and the Summary Prospectus for the AST First Trust Balanced Target Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST First Trust Balanced Target	$ 87	$ 288	$ 507	$ 1,136

J.	AST Goldman Sachs Mid-Cap Growth Portfolio: Revision to Portfolio Fees and Expenses.

The AST Prospectus for the AST Goldman Sachs Mid-Cap Growth Portfolio and the AST Goldman Sachs Mid-Cap Growth Portfolio Summary Prospectus are revised as follows:

I.	The following table replaces the table in “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and the Summary Prospectus for the AST Goldman Sachs Mid-Cap Growth Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%*
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	1.13%
Fee Waiver and/or Expense Reimbursement[1]	- 0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.03%

1 Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.10% of their investment management fees through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Managers and the Fund’s Board of Trustees.

* Management fees shown in the table above are based on a reduced contractual management fee rate for the Portfolio which became effective on February 25, 2013.

II.	The following table replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and the Summary Prospectus for the AST Goldman Sachs Mid-Cap Growth Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Goldman Sachs Mid-Cap Growth	$ 105	$ 349	$ 613	$ 1,366

K.	AST Goldman Sachs Multi-Asset Portfolio: Revision to Portfolio Fees and Expenses.

The AST Prospectus for the AST Goldman Sachs Multi-Asset Portfolio and the AST Goldman Sachs Multi-Asset Portfolio Summary Prospectus are revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and the Summary Prospectus for the AST Goldman Sachs Multi-Asset Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.92%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	1.07%
Fee Waiver and/or Expense Reimbursement[1]	- 0.20%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.87%

1 Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.10% of their investment management fee through June 30, 2016. In addition, the Investment Managers have contractually agreed to waive 0.10% of their investment management fee through June 30, 2014. Each expense limitation may not be terminated or modified prior to its expiration date, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue each expense limitation after its expiration date will be subject to review by the Investment Managers and the Fund’s Board of Trustees.

II.	The following table replaces the “EXAMPLE” table relating in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and the Summary Prospectus for the AST Goldman Sachs Multi-Asset Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Goldman Sachs Multi-Asset	$ 89	$ 299	$ 550	$ 1,268

L.	AST Jennison Large-Cap Value Portfolio: Revision to Portfolio Fees and Expenses.

The AST Prospectus for the AST Jennison Large-Cap Value Portfolio and the AST Jennison Large-Cap Value Portfolio Summary Prospectus are revised as follows:

I.	The following replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and the Summary Prospectus for the AST Jennison Large-Cap Value Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.72%*
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.84%
Fee Waiver and/or Expense Reimbursement[1]	- 0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.79%

1 Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.05% of their investment management fees through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Managers and the Fund’s Board of Trustees.

* Management fees shown in the table above are based on a reduced contractual management fee rate for the Portfolio which became effective on February 25, 2013.

II.	The following table replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and the Summary Prospectus for the AST Jennison Large-Cap Value Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Jennison Large-Cap Value	$ 81	$ 263	$ 461	$ 1,033

M.	AST Lord Abbett Core Fixed Income Portfolio: Revision to Portfolio Fees and Expenses.

The AST Prospectus for the AST Lord Abbett Core Fixed Income Portfolio and the AST Lord Abbett Core Fixed Income Portfolio Summary Prospectus are revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and the Summary Prospectus for the AST Lord Abbett Core Fixed Income Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.77%*
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.89%
Fee Waiver and/or Expense Reimbursement[1]	- 0.34%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.55%

1Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive a portion of their investment management fee, as follows: 0.10% on the first $500 million of average daily net assets; 0.125% of the Portfolio’s average daily net assets between $500 million and $1 billion; and 0.15% of the Portfolio’s average daily net assets in excess of $1 billion. In addition, the Investment Managers have contractually agreed to waive 0.21% of their investment management fee through June 30, 2014. Each expense limitation may not be terminated or modified prior to its expiration date, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue each expense limitation after its expiration date will be subject to review by the Investment Managers and the Fund’s Board of Trustees.

*Management fees shown in the table above are based on a reduced contractual management fee rate for the Portfolio which became effective on February 25, 2013.

II.	The following table replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and the Summary Prospectus for the AST Lord Abbett Core Fixed Income Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Lord Abbett Core Fixed Income	$ 56	$ 236	$ 446	$ 1,052

N.	AST Neuberger Berman Core Bond Portfolio: Revision to Portfolio Fees and Expenses.

The AST Prospectus for the AST Neuberger Berman Core Bond Portfolio and the AST Neuberger Berman Core Bond Portfolio Summary Prospectus are revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and the Summary Prospectus for the AST Neuberger Berman Core Bond Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.68%*
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.80%
Fee Waiver and/or Expense Reimbursement[1]	- 0.17%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.63%

1 Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive a portion of their investment management fees, as follows: 0.025% of the Portfolio’s average daily net assets between $500 million and $1 billion, and 0.05% of the Portfolio’s average daily net assets in excess of $1 billion through June 30, 2015. In addition, the Investment Managers have contractually agreed to waive 0.16% of their investment management fee through June 30, 2014. Each expense limitation may not be terminated or modified prior to its expiration date, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue each expense limitation after its expiration date will be subject to review by the Investment Managers and the Board of Trustees of the Fund.

* Management fees shown in the table above are based on a reduced contractual management fee rate for the Portfolio which became effective on February 25, 2013.

II.	The following table replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and the Summary Prospectus for the AST Neuberger Berman Core Bond Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Neuberger Berman Core Bond	$ 64	$ 237	$ 426	$ 973

O.	AST T. Rowe Price Asset Allocation Portfolio: Revision to Portfolio Fees and Expenses.

The AST Prospectus for the AST AST T. Rowe Price Asset Allocation Portfolio and the AST T. Rowe Price Asset Allocation Portfolio Summary Prospectus are revised as follows:

I.	The following table replaces the table relating in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and the Summary Prospectus for the AST T. Rowe Price Asset Allocation Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.81%*
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.93%
Fee Waiver and/or Expense Reimbursement[1]	- 0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.91%

1 Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.02% of their investment management fees through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Managers and the Fund’s Board of Trustees.

* Management fees shown in the table above are based on a reduced contractual management fee rate for the Portfolio which became effective on February 25, 2013.

II.	The following table replaces the “EXAMPLE” table relating in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and the Summary Prospectus for the AST T. Rowe Price Asset Allocation Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST T. Rowe Price Asset Allocation	$ 93	$ 294	$ 513	$ 1,141

P.	AST Western Asset Core Plus Bond Portfolio: Revision to Portfolio Fees and Expenses.

The AST Prospectus for the AST Western Asset Core Plus Bond Portfolio and the AST Western Asset Core Plus Bond Portfolio Summary Prospectus are revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and the Summary Prospectus for the AST Western Asset Core Plus Bond Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.67%*
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.79%
Fee Waiver and/or Expense Reimbursement[1]	- 0.15%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.64%

1 Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.15% of their investment management fees through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Managers and the Fund’s Board of Trustees.

* Management fees shown in the table above are based on a reduced contractual management fee rate for the Portfolio which became effective on February 25, 2013.

II.	The following table replaces the “EXAMPLE” table relating in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and the Summary Prospectus for the AST Western Asset Core Plus Bond Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Western Asset Core Plus Bond	$ 65	$ 237	$ 424	$ 964

Q.	PSF Global Portfolio: Revision to Portfolio Fees and Expenses.

The PSF Prospectus for the Global Portfolio and the PSF Global Portfolio Summary Prospectus are revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and the Summary Prospectus for the PSF Global Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class I Shares
Management Fee	0.75%
+ Distribution and/or Service Fees (12b-1 fees)	— %
+ Other Expenses	0.09%
+ Total Annual Portfolio Operating Expenses	0.84%
- Fee Waiver and/or Expense Reimbursement[1]	- 0.01%
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.83%

1 Prudential Investments LLC (the Investment Manager) has contractually agreed to waive 0.01% of its investment management fee through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Manager and the Fund’s Board of Trustees.

II.	The following table replaces the “EXAMPLE” table relating in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and the Summary Prospectus for the PSF Global Portfolio:

	1 Year	3 Years	5 Years	10 Years
Global Class I Shares	$ 85	$ 267	$ 465	$ 1,036

R.	PSF Natural Resources Portfolio: Revision to Portfolio Fees and Expenses.

The PSF Prospectus for the Natural Resources Portfolio and the PSF Natural Resources Portfolio Summary Prospectus are revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and the Summary Prospectus for the PSF Natural Resources Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I Shares	Class II Shares
Management Fee	0.45%	0.45%
+ Distribution and/or Service Fees (12b-1 fees)	— %	0.25%
+ Administration Fees	— %	0.15%
+ Other Expenses	0.05%	0.05%
+ Total Annual Portfolio Operating Expenses	0.50%	0.90%
- Fee Waiver and/or Expense Reimbursement[1]	- 0.05%	- 0.05%
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.45%	0.85%

1 Prudential Investments LLC (the Investment Manager) has contractually agreed to waive 0.05% of its investment management fee through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Manager and the Fund’s Board of Trustees.

II.	The following table replaces the “EXAMPLE” table relating in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and the Summary Prospectus for the PSF Natural Resources Portfolio:

	1 Year	3 Years	5 Years	10 Years
Natural Resources Class I Shares	$ 46	$ 155	$ 275	$ 623
Natural Resources Class II Shares	$ 87	$ 282	$ 494	$ 1,103

S.	PSF Small Capitalization Stock Portfolio: Revision to Portfolio Fees and Expenses.

The PSF Prospectus for the Small Capitalization Stock Portfolio and the PSF Small Capitalization Stock Portfolio Summary Prospectus are revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and the Summary Prospectus for the PSF Small Capitalization Stock Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class I Shares
Management Fee	0.40%
+ Distribution and/or Service Fees (12b-1 fees)	— %
+ Other Expenses	0.07%
+ Total Annual Portfolio Operating Expenses	0.47%
- Fee Waiver and/or Expense Reimbursement[1]	- 0.05%
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.42%

1 Prudential Investments LLC (the Investment Manager) has contractually agreed to waive 0.05% of its investment management fee through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Manager and the Fund’s Board of Trustees.

II.	The following table replaces the “EXAMPLE” table relating in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and the Summary Prospectus for the PSF Small Capitalization Stock Portfolio:

	1 Year	3 Years	5 Years	10 Years
Small Capitalization Stock Class I Shares	$ 43	$ 146	$ 258	$ 587

T.	PSF Value Portfolio: Revision to Portfolio Fees and Expenses.

To reflect these changes, the PSF Prospectus for the Value Portfolio and the PSF Value Portfolio Summary Prospectus are revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and the Summary Prospectus for the PSF Value Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I Shares	Class II Shares
Management Fee	0.40%	0.40%
+ Distribution and/or Service Fees (12b-1 fees)	— %	0.25%
+ Administration Fees	— %	0.15%
+ Other Expenses	0.03%	0.03%
+ Total Annual Portfolio Operating Expenses	0.43%	0.83%
- Fee Waiver and/or Expense Reimbursement[1]	- 0.05%	- 0.05%
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.38%	0.78%

1Prudential Investments LLC (the Investment Manager) has contractually agreed to waive 0.05% of its investment management fee through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Manager and the Fund’s Board of Trustees.

II.	The following table replaces the “EXAMPLE” table relating in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and the Summary Prospectus for the PSF Value Portfolio:

	1 Year	3 Years	5 Years	10 Years
Value Class I Shares	$ 39	$ 133	$ 236	$ 537
Value Class II Shares	$ 80	$ 260	$ 456	$ 1,021

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

COMBOGWSUP3